CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY AND CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED SHARES (Parenthetical)		6 Months Ended	12 Months Ended
	Aug. 06, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Interim Condensed Consolidated Statements of Changes in Temporary Equity and Shareholders' Deficiency
Reverse stock split conversion ratio	0.10	0.1	0.10	0.10